Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature
Summary of administrative, research and development expenses

	2024	2023	2022
	£ 000	£ 000	£ 000
Research and development staff costs (excluding share-based payment expenses)	27,148	23,830	17,580
Research and development consultancy	12,179	16,193	18,004
Research and development components, parts and tooling	20,561	25,350	13,545
Total research and development expenses	59,888	65,373	49,129
Administrative staff costs (excluding share-based payment expenses)	9,682	9,616	8,014
Share based payment expenses (note 22)	7,486	8,816	23,189
Consultancy costs	2,961	1,914	2,479
Legal and financial advisory costs	4,609	2,296	2,949
HR advisory and recruitment costs	650	968	2,089
IT hardware and software costs	7,192	6,314	4,348
Insurance expenses	1,357	2,110	2,698
Marketing costs	1,761	688	1,728
Premises expenses	2,183	1,870	1,614
Depreciation expense	1,088	892	577
Amortization expense	885	1,164	1,195
Depreciation on right of use property assets	730	658	411
Goodwill impairment	—	—	1,473
Other administrative expenses	2,827	3,512	2,042
Total administrative expenses	43,411	40,818	54,806
Related party administrative expenses	1,280	83	83
Total administrative & research and development expenses	104,579	106,274	104,018

Summary of share based payment expense

	2024	2023	2022
	£ 000	£ 000	£ 000
2021 Incentive Plan	7,142	8,084	14,512
Enterprise Management Incentive	344	732	7,858
Issuance of shares to suppliers and partners	—	—	819
	7,486	8,816	23,189